revenue from contracts with customers - Revenues (Details) - Minimum - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 3,307	$ 3,263
The twelve month period ending one year hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	2,390	2,306
The twelve month period ending two years hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	888	933
Thereafter
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 29	$ 24